Business acquisitions, development projects and disposition transactions (Details) - Algonquin (AY Holdco) B.V. - USD ($) $ in Thousands	Feb. 15, 2024	Jan. 04, 2024
Liberty Development JV Inc. And Liberty Development Energy Solutions B.V.
Business Acquisition [Line Items]
Ownership interest acquired (percent)		50.00%
Liberty Development Energy Solutions B.V.
Business Acquisition [Line Items]
Total purchase price	$ 7,859
Consideration paid in excess of fair value	$ 8,696